Share-based compensation plan	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
22 SHARE-BASED COMPENSATION PLAN
The Company has 3 (three) share-based, long-term compensation plans: (i) Phantom stock option plan (“PS”); (ii) Share Appreciation Rights (“SAR”), both settled in local currency; and (iii) restricted shares, settled in shares.
The characteristics and measurement method of each plan were disclosed in the annual financial statements for the year ended December 31, 2023 (Note 22), which did not change during the six-month period ended June 30, 2024.
22.1 Long term compensation plans (“PS and SAR”)
The roll-forward arrangements are set out below:

	Number of shares
	06/30/2024	12/31/2023
Opening balance	9,728,425	7,583,185
Granted during of the period	2,957,142	3,391,581
Exercised (1)	(1,332,211)	(871,208)
Exercised due to resignation (1)	(14,419)	(30,800)
Abandoned/cancelled due to resignation	(410,399)	(344,333)
Closing balance	10,928,538	9,728,425
(1)The average price of the share options exercised and exercised due to termination of employment on June 30, 2024 was R$59.28 (fifty-nine reais and twenty-eight cents) (R$58.07 (fifty-eight reais and seven cents) as at December 31, 2023).
22.2 Restricted shares plan
The position is set forth below:

Grant date	Fair value on grant date (1)	Shares granted	Restricted year for transfer of shares
01/02/2022	R$53.81	115,754	01/02/2025
01/02/2023	R$52.00	103,482	01/02/2026
01/02/2023	R$49.58	165,052	01/02/2026
01/02/2024	R$53.63	115,034	01/02/2027
01/02/2024	R$52.91	164,808	01/02/2027
04/25/2024	R$52.89	337,465	04/02/2025
04/25/2024	R$52.89	220,540	04/02/2026
04/25/2024	R$52.89	56,535	04/02/2027
05/13/2024	R$57.15	1,870,000	04/01/2029
		3,148,670
(1)Amounts expressed in Reais.
In the six-month period ended June 30, 2024, the plan granted on January 2, 2021 had its lockup period concluded and, therefore, 114.244 shares were transferred to benefits. The balance of shares delivered was carried out in counterpart to treasury shares (Note 24.2).
22.3 Measurement assumptions
The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	06/30/2024	12/31/2023	06/30/2024	06/30/2023
Non-current liabilities
Provision for phantom stock plan	291,166	268,489	(91,292)	(32,731)
Equity
Stock options granted	39,121	26,744	(12,377)	(4,159)
Shares granted	(4,877)		4,877
	34,244	26,744	(7,500)	(4,159)
			(98,792)	(36,890)